Supplemental Financial Statement Information - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses		$ 7,257	$ 2,984
Other receivables		2,036	2,958
Other		828	508
Total other current assets	$ 7,383	$ 10,121	$ 6,450